Current Liabilites - Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2022
Statement [LineItems]
Summary of Current Liabilities - Trade And Other Payables

	Consolidated
	June 30, 2022	June 30, 2021
	A$	A$
Trade payables	2,866,144	1,824,901
Other payables and accruals	2,886,044	2,956,828

	5,752,188	4,781,729